Financial Instruments and Fair Value Measures (Details 7)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables
Concentration of Risk
Number of principal customers	3	3
Net accounts receivables | U.S. wholesalers
Concentration of Risk
Concentrations risk (as a percent)	41.00%	48.00%	43.00%
Net accounts receivables | Governmental accounts in Greece, Portugal, Italy and Spain
Concentration of Risk
Concentrations risk (as a percent)		20.00%	30.00%